Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities consist of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Balance at beginning of the year	59,363,407	53,953,394	6,881,811
Addition	1,464,433	10,782,604	1,375,332
Acquisition of subsidiaries	—	13,000	1,658
Deconsolidation of subsidiaries	—	(1,801,242)	(229,750)
Recognized to revenue during the year	(6,874,446)	(21,472,567)	(2,738,848)
Balance at end of year	53,953,394	41,475,189	5,290,203